Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Property and Equipment Estimated Useful Lives

attributable to the acquisition of the asset. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets:

Estimated Useful Life
Laboratory equipment	5 years
Computer equipment	3-5 years
Leasehold improvements	Shorter of life of lease or estimated useful life